Advances to Suppliers, Net	12 Months Ended
Jun. 30, 2025
Advances to Suppliers, Net [Abstract]
ADVANCES TO SUPPLIERS, NET

NOTE 4 – ADVANCES TO SUPPLIERS, NET

Advances to suppliers, net consisted of the following:

	As of June 30,
	2025	2024
Advances for products and services purchased from third parties	$5,699,738	$5,174,302
Less: allowance for doubtful accounts	—	—
Advances to suppliers, net	$5,699,738	$5,174,302